Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of presentation
a.	Basis of presentation:
The consolidated financial statements are prepared according to United States generally accepted accounting principles (“U.S. GAAP”).
Use of estimates
b.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

On an ongoing basis, the Company’s management evaluates estimates, including those related to fair values of stock-based awards, warrants to purchase the Company’s ordinary shares, capital note and inventories write-offs. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Consolidated financial statements in U.S. dollars
c.	Consolidated financial statements in U.S. dollars:

The accompanying consolidated financial statements have been prepared in U.S. dollars (“dollar” or “dollars”).

A substantial portion of the Group’s costs are incurred in New Israeli Shekels (“NIS”). However, the Group finances its operations mainly in dollars and a majority of the Group’s revenues are denominated in dollars. As such, the Company’s management believes that the U.S. dollar is the currency of the primary economic environment in which the Group operates. Thus, the functional and reporting currency of the Group is the U.S. dollar.

Transactions and balances that are denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured to dollars in accordance with Accounting Standards Codification (“ASC”) No. 830, “Foreign Currency Matters”. All foreign currency transaction gains and losses are reflected in the consolidated statements of operations as financial income or expenses, as appropriate.

Principles of consolidation
d.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries, intercompany transactions and balances have been eliminated upon consolidation.

Inventory, net
e.	Inventory, net:

Inventories are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Inventory write-offs are provided to cover risks arising from slow-moving items, excess inventories, discontinued products, new products introduction and for market prices lower than cost. Any write-off is recognized in the consolidated statements of comprehensive loss as cost of revenues.

Property and equipment
f.	Property and equipment:

Property and equipment are stated at cost net of accumulated depreciation. Depreciation is calculated by the straight-line method, over the estimated useful lives of the assets, at the following annual rates:

%

Computers	15 – 33
Equipment	7 – 33
Office furniture	7 – 15
Leasehold improvements	(*)

(*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Group and intended to be exercised) and the expected life of the improvement.

Long-lived assets of the Group are reviewed for impairment in accordance with ASC No. 360, “Property, Plant and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The Group did not record any impairment losses during the years ended December 31, 2019, 2018 and 2017.

Goodwill
g.	Goodwill:

Goodwill reflects the excess of the consideration transferred plus the fair value of any non-controlling interest in the acquiree at the business combination date over the fair values of the identifiable net assets acquired. Goodwill is not amortized but rather is tested for impairment annually at the reporting unit level, or whenever events or circumstances present an indication of impairment. Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized.

The primary items that generate goodwill include the value of the synergies between the acquired companies and the Company and the acquired assembled workforce, neither of which qualifies for recognition as an intangible asset.

Goodwill is tested for impairment on an annual basis in the fourth quarter and whenever indicators of potential impairment require an interim goodwill impairment analysis. The Company may first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company performs a qualitative assessment and concludes that it is more likely than not that the fair value of a reporting unit exceeds its carrying value, goodwill is not considered impaired and the quantutaive impairment test is not required. However, if the Company concludes otherwise, it is then required to perform a quantitative assessment for goodwill impairment.

In January 1, 2017, the Company has adopted ASU 2017-04 which simplifies the test for goodwill impairment. Under the new guidance, the Company performs its quantitative goodwill impairment test by comparing the fair value of its reporting unit with its carrying value. If the reporting unit’s carrying value is determined to be greater than its fair value, an impairment charge is recognized for the amount by which the carrying value exceeds the reporting unit’s fair value. If the fair value of the reporting unit is determined to be greater than its carrying amount, the applicable goodwill is not impaired and no further testing is required.

The evaluation of goodwill impairment requires the Company to make assumptions associated with its reporting unit fair value. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

The Company applied the quantitative goodwill impairment test as mentioned above. The results of such test as of December 31, 2017 were that the fair value was greater than the reporting unit’s carrying value and therefore no goodwill impairment was recorded as of this date.

As of December 31, 2018 the reporting unit’s carrying value was greater than its fair value and as a result, the Company recorded a goodwill impairment charge of $161,381 and presented such charge as a separate line item within its statement of operations for the year ended December 31, 2018.

As of December 31, 2019, the Company has early adopted the ASU 2017-04 FASB revised guidance of goodwill impairment. Under this guidance, entities that have reporting units with zero or negative carrying amount are no longer required to perform the qualitative assessment. The results of such test as of December 31, 2019, were that the fair value was greater than the reporting unit’s negative carrying value and therefore no goodwill impairment was recorded as of this date.

Intangible assets
h.	Intangible assets:

Intangible assets and their useful lives are as follows:

Estimated useful life

Technology	Ten (10) years
Backlog	One (1) year

Intangible assets represent acquired technology and backlog. Definite life intangible assets are amortized using the straight-line method over their estimated period of useful life, which is determined by identifying the period over which most of the cash flows are expected to be generated.

For definite life intangible assets, the Company reviews the carrying amounts for potential impairment when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In evaluating recoverability, the Company groups assets and liabilities at the lowest level such that the identifiable cash flows relating to the group are largely independent of the cash flows of other assets and liabilities. The Company then compares the carrying amounts of the asset or asset groups with their respective estimated undiscounted future cash flows. If the definite life intangible asset or asset group are determined to be impaired, an impairment charge is recorded at the amount by which the carrying amount of the asset or asset group exceeds their fair value.

The Group did not record any intangible assets impairment during the years ended December 31, 2019, 2018 and 2017.

Revenue Recognition
i.	Revenue Recognition:

Revenues from ink, services and maintenance are recognized in accordance with ASC No. 605-15, “Revenue Recognition” when delivery has occurred, persuasive evidence of an agreement exists, the fee is fixed or determinable and collectability is reasonably assured.

Research and development, net
j.	Research and development, net:
Research and development expenses are charged to the consolidated statements of operations as incurred, net of grants received, as described in section k. below.
Government grants
k.	Government grants:

The Group receives participation funds and grants, which represents participation of the government of Israel and European grants. These amounts are recognized on the accrual basis as a reduction of research and development costs as such costs are incurred.

Income taxes
l.	Income taxes:

The Group accounts for income taxes in accordance with ASC No. 740, “Income Taxes”. This Statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Group provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that more likely than not to be realized.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

Accounting for stock-based compensation
m.	Accounting for stock-based compensation:

The Company accounts for share based compensation in accordance with ASC No. 718, “Compensation - Stock Compensation” that requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The Company recognizes compensation expenses for the value of its awards granted based on the straight-line attribution method over the requisite service period of each of the awards. The Company recognizes forfeitures of awards as they occur.

The Company selected the Black-Scholes option pricing model as the most appropriate fair value method for its stock-options awards. The Black-Scholes option-pricing model requires a number of assumptions, of which the most significant are the expected stock volatility and the expected option term. Expected volatility was calculated based upon similar traded companies’ historical stock price movements. The Company uses the simplified method until such time as there is sufficient historical exercise data to allow the Company to make and rely upon assumptions as to the expected life of outstanding options. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected life of the options. Historically, the Company has not paid dividends and in addition has no foreseeable plans to pay dividends, and therefore uses an expected dividend yield of zero in the option pricing model.

The Company accounts for non-employee share-based awards pursuant to ASC 505-50, “Equity-Based Payments to Non-Employees.” ASC 505-50 requires the costs of goods and services received in exchange for an award of equity instruments to be recognized using the fair value of the goods and services or the fair value of the equity award, whichever is more reliably measurable. The fair value of the equity award is determined on the measurement date, which is the earlier of the date that a performance commitment is reached or the date that performance is complete. Generally, our awards do not entail performance commitments. When an award vests over time such that performance occurs over multiple reporting periods, we estimate the fair value of the award as of the end of each reporting period and recognize an appropriate portion of the cost based on the fair value on that date. When the award vests, we adjust the cost previously recognized so that the cost ultimately recognized is equivalent to the fair value on the date the performance is complete.

The fair value for options granted is estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	Year ended December 31,
	2019	2018	2017

Dividend yield	0%	0%	0%
Expected volatility	60%	60%	64%-70%
Risk-free interest	2.33%-2.71%	2.15%-2.91%	1.78%-2.28%
Expected life (in years)	4.15-7.00	3.50-4.37	4.50-7.00

Concentrations of credit risks
n.	Concentrations of credit risks:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivables. The Group’s cash and cash equivalents balances are managed in major banks in Israel.

The majority of the Group’s cash and cash equivalents are deposited in major banks in Israel. Deposits in Israel are not insured. Generally, these deposits may be withdrawn upon demand and therefore bear low risk.

The Group’s accounts receivables are derived from sales mainly in Israel, Europe and the US. Concentration of credit risk with respect to accounts receivables is limited by ongoing credit evaluation and account monitoring procedures. The Group performs ongoing credit evaluations and establishes an allowance for doubtful accounts based on factors that may affect a customers’ ability to pay, such as known disputes, age of the receivable balance and past experience. There was no allowance for doubtful accounts as of December 31, 2019 and 2018. The Group writes off receivables when they are deemed uncollectible, having exhausted all collection efforts. Actual collection experience may not meet expectations and may result in increased bad debt expense.

Severance pay
o.	Severance pay:

Pursuant to Section 14 of Israel’s Severance Pay Law, 5723-1963 (“Section 14”), the Group’s Israeli employees, covered by this section, are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Group to an Israeli insurance company. Payments in accordance with Section 14 release the Group from any future severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Group’s consolidated balance sheets.

Severance expenses for the years ended December 31, 2019, 2018 and 2017 amounted to $64,080, $64,261 and $40,568, respectively.

Fair value of financial instruments
p.	Fair value of financial instruments:

The Group applies ASC 820, “Fair Value Measurements and Disclosures”. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Group uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent from the Group. Unobservable inputs are inputs that reflect the Group’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The following methods and assumptions were used by the Company in estimating the fair value of their financial instruments:

The carrying values of cash and cash equivalents, short-term bank deposits, trade receivables, prepaid expenses and other current assets, trade payables, employees and payroll accruals and accrued expenses and other current liabilities approximate their fair values due to the short-term maturities of these instruments.

The Company applies ASC No. 820, “Fair Value Measurements and Disclosures” (“ASC No. 820”), with respect to fair value measurements of all financial assets and liabilities.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1	Valuations based on quoted prices in active markets for identical assets or liabilities that the Group has the ability to access at the measurement date.

Level 2	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Group measures its warrants to purchase the Company’s ordinary shares classified as liability and the capital note at fair value. The carrying amounts of cash and cash equivalents, accounts receivables, other current assets, trade payables and other accounts liabilities approximate their fair value due to the short-term maturity of such instruments.

The following table presents liabilities measured at fair value on a recurring basis as of December 31, 2019:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants	-	-	$1,504,112	$1,504,112
Capital note	-	-	40,000	40,000

Total financial liabilities	-	-	$1,544,112	$1,554,112

The following table presents liabilities measured at fair value on a recurring basis as of December 31, 2018:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants	-	-	$945,025	$945,025
Capital note	-	-	32,000	32,000

Total financial liabilities	-	-	$977,025	$977,025

The following table presents reconciliations for the Company’s liabilities measured and recorded at fair value on a recurring basis, using significant unobservable inputs (Level 3):

Level 3

Balance as of January 1, 2017	$1,162,814

Fair value of warrants issued	684,015
Fair value of warrants granted for services	738,091
Changes in Fair value of warrants and capital note	(491,884)

Balance as of December 31, 2017	2,093,036

Fair value of warrants issued	1,044,528
Fair value of warrants granted for services	119,779
Changes in Fair value of warrants and capital note	(2,280,318)

Balance as of December 31, 2018	$977,025

Fair value of warrants issued	600,469
Changes in Fair value of warrants and capital note	(33,382)

Balance as of December 31, 2019	$1,544,112

Basic and diluted net loss per ordinary share
q.	Basic and diluted net loss per ordinary share:

Basic net loss per ordinary share is computed based on the weighted average number of ordinary shares outstanding during each year.

The total number of ordinary shares related to the outstanding stock options, warrants and conversion of the outstanding convertible loans aggregated to 3,175,279, 109,142,318 and 27,543,907, respectively, were excluded from the calculations of diluted loss per ordinary share, since it would have an anti-dilutive effect.

Business combination
r.	Business combination:

The Company accounted for business combination in accordance with ASC 805, “Business Combinations”. ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings.

Acquisition related costs are recorded within the statement of operations in the period it was incurred.

Contingencies
s.	Contingencies:

The Group is involved in various commercial, government investigation and other legal proceedings that arise from time to time. The Group records accruals for these types of contingencies to the extent that the Group concludes their occurrence is probable and that the related liabilities are estimable. When accruing these costs, the Group will recognize an accrual in the amount within a range of loss that is the best estimate within the range. When no amount within the range is a better estimate than any other amount, the Group accrues for the minimum amount within the range. The Group records anticipated recoveries under existing insurance contracts that are virtually certain of occurring at the gross amount that is expected to be collected. Legal costs are expensed as incurred.

Recently issued accounting standards
t.	Recently issued accounting standards:

Which were Adopted:

1.

In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash”, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This ASU is effective for annual and interim periods beginning after December 15, 2017. The adoption of this standard will not have a material impact on the Company’s consolidated financial statements of cash flows.

As a result of the adoption of ASU 2016-18, the Company adjusted the previously reported consolidated statement of cash flows for the years ended December 31, 2018 and 2017 as follows:

	Year ended December 31, 2018
	As previously reported	Adjustments	As adjusted

Changes in restricted cash	$706	$(706)	$-
Net cash used in operating activities	2,591,341	706	2,592,047
Decrease in cash and cash equivalents	(305,357)	(706)	(306,063)
Cash and cash equivalent at the beginning of the year	450,305	15,380	465,685
Cash and cash equivalents at the end of the year	$144,948	$14,674	$159,622

	Year ended December 31, 2017
	As previously reported	Adjustments	As adjusted

Net cash acquired in acquisition of Digiflex	$-	$15,380	$15,380
Increase in cash and cash equivalents	324,083	15,380	339,463
Cash and cash equivalents at the end of the year	$450,305	$15,380	$465,685

Not yet adopted in the current year:

As an “emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflects this election.

2.	In May 2014, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606). ASU 2014-09 supersedes the revenue recognition requirements in Accounting Standards Codification (“ASC 605”), Revenue Recognition, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. The new revenue standard permits companies to either apply the requirements retrospectively to all prior periods presented or apply the requirements in the year of adoption through a modified retrospective approach with a cumulative adjustment. Due to the Company’s emerging growth company status, this new standard will become effective for the Company starting the first quarter of 2020. The Company intends to adopt the modified retrospective approach starting the first quarter of 2020. The adoption of ASU 2014-09 is not expected to have a material impact on the Company's consolidated financial statements.

3.	In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which will require lessees to recognize assets and liabilities for leases with lease terms of more than 12 months. Consistent with current GAAP, the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification as a financial or operating lease. However, unlike current GAAP, which requires lessees to recognize only capital leases on the balance sheet, the new guidance will require both types of leases to be recognized on the balance sheet. For public entities, this ASU is effective for the Company for fiscal years beginning after December 15, 2019 and effective as of January 1, 2020 . The adoption of ASU 2016-02 is not expected to have a material impact on the Company's consolidated financial statements.

4.

In June 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-07. This ASU supersedes ASC 505-50, Equity - Equity-Based Payments to Non-Employees, and expands the scope of ASC 718 to include all share-based payment arrangements related to the acquisition of goods and services from both nonemployees and employees. As a result, most of the guidance in Topic 718 associated with employee share-based payments, including most of its requirements related to classification and measurement, applies to nonemployee share-based payment arrangements. Entities should apply the amendments on a modified retrospective basis, through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year in which the ASU is adopted, for all:

(i) Liability-classified nonemployee awards that have not been settled as of the adoption date and

(ii) Equity-classified nonemployee awards for which a measurement date has not been established.

The amendments are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted for periods in which financial statements have not yet been issued. Due to the Company’s emerging growth company status, these new standards will become effective for the Company for fiscal years beginning after 15 December 2019. The adoption of ASU 2018-07 is not expected to have a material impact on the Company's consolidated financial statements.

5.	In June 2016, the FASB Issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The new standard requires financial assets measured at amortized cost to be presented at the net amount expected to be collected, through an allowance for credit losses that is deducted from the amortized cost basis. The standard is effective for fiscal years beginning after December 15, 2019, with early adoption permitted and will be applied on a modified retrospective basis. The adoption of ASU 2016-13 is not expected to have a material impact on the Company's consolidated financial statements.

6.	In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement” (ASU 2018-13). The amendments in ASU 2018-13 remove, modify and add disclosures for companies required to make disclosures about recurring or nonrecurring fair value measurements under Topic 820. The amendments in this update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption of this guidance is permitted. Certain amendments in this guidance are required to be applied prospectively, and others are to be applied retrospectively. The amendments in ASU 2018-13 are disclosure-related only and as such, the adoption of ASU 2018-13 is not expected to have a significant impact on the Company’s consolidated financial statements.

7.	In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity's Own Equity (ASU 2020-06), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity's own equity. Among other changes, ASU 2020-06 removes from GAAP the liability and equity separation model for convertible instruments with a cash conversion feature and a beneficial conversion feature, and as a result, after adoption, entities will no longer separately present in equity an embedded conversion feature for such debt. Similarly, the embedded conversion feature will no longer be amortized into income as interest expense over the life of the instrument. Instead, entities will account for a convertible debt instrument wholly as debt unless (1) a convertible instrument contains features that require bifurcation as a derivative under ASC Topic 815, Derivatives and Hedging, or (2) a convertible debt instrument was issued at a substantial premium. Additionally, ASU 2020-06 requires the application of the if-converted method to calculate the impact of convertible instruments on diluted earnings per share (EPS). ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, with early adoption permitted for fiscal years beginning after December 15, 2020 and can be adopted on either a fully retrospective or modified retrospective basis. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.